Acquisition of subsidiary (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition of subsidiary
Schedule of acquisition of subsidiary

US$ thousand	Note	16 June 2023
Purchase Consideration
Cash consideration		775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on Closing		770,516
Royalty deed	23	43,130
Deferred consideration	23	75,000
Contingent copper consideration	23	81,000
Glencore rollover shares	25	100,000
Total		1,069,646

US$ thousand	16 June 2023
Trade and other receivables	1,641
Inventories	32,893
Property, plant and equipment	1,216,263
Exploration and evaluation	17,918
Other assets	1,404
Trade and other payables	(23,569)
Lease liabilities	(504)
Provisions	(40,371)
Deferred tax liabilities	(136,029)
Total net identifiable assets acquired	1,069,646